ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 9- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2024 (Unaudited)	December 31, 2023
Advances from customers	$74,262	$63,867
Salary payable	100,116	181,950
Tax payable	15,423	16,131
Other payable	2,346,653	2,050,824
Total	$2,536,454	$2,312,772

Other payable was primarily comprised of loans from non-bank institutions. Loans included $276,778 and $281,805, respectively from Funan Agricultural Investment Co. Ltd, and $1,383,891 and $1,409,026, respectively from Funan Small Business financing service center as of June 30, 2024 and December 31, 2023.

NOTE 10: ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

December 31,	2,023	2,022
Advances from customers	$63,867	$48,646
Salary payable	181,950	142,737
Tax payable	16,132	18,527
Other payable	2,050,824	2,571,858
Total	$2,312,772	$2,781,768

Other payable was primarily comprised of loans from non-bank institution which consists of $281,805 from Funan Agricultural Investment Co. Ltd and $1,409,026 from Funan Small Business financing service center.